Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible Asset, Finite-Lived
The components of finite-lived intangible assets are:

	June 30, 2026
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Patent and developed technology	$37,515	$(37,363)	$152	2.17

	December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Patent and developed technology	$37,515	$(37,327)	$188	2.67

Intangible Asset, Finite-Lived, and Capitalized Cost, Software to be Sold, Leased, or Marketed, Estimated Amortization Expense	The following table outlines the estimated future amortization expense related to the remaining finite-lived intangible assets:

Remainder of 2026	$35
2027	71
2028	46
Total	$152